CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
General and administrative expenses	$ 899,486
Loss from operations	(899,486)		$ (1,439,242)
Nonoperating Income (Expense) [Abstract]
Interest earned on marketable securities held in Trust Account	17,626
Unrealized loss on marketable securities held in Trust Account	(3,558)		3,558
Change in fair value of derivative liability	7,144,117	$ 6,207,183	6,207,183
Net income	$ 6,258,699	$ (7,620,693)	$ (7,620,693)
Weighted average shares outstanding, basic and diluted		6,764,617	6,764,617
Basic and diluted net income per ordinary shares		$ (1.13)	$ (1.13)
Class A Common Stock Subject to Redemption
Nonoperating Income (Expense) [Abstract]
Weighted average shares outstanding, basic and diluted	17,950,991		18,321,541
Basic and diluted net income per ordinary shares	$ 0.00		$ 0.00
Class A Common Stock Not Subject to Redemption
Nonoperating Income (Expense) [Abstract]
Weighted average shares outstanding, basic and diluted	8,955,259
Basic and diluted net income per ordinary shares	$ 0.70